UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pharo Management LLC
Address: 1370 Avenue of Americas, 26th Floor
         New York, NY  10019

13F File Number:  028-13630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeff Hanlon
Title:     Chief Financial Officer
Phone:     (212) 641-8686

Signature, Place, and Date of Signing:

 /s/  Jeff Hanlon     New York, NY     July 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    $15,267 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-13631                     Pharo Management UK LLP
02   028-13633                     Pharo Advisors UK Ltd.
03   028-13632                     Pharo Global Advisors Ltd.
04   028--14144                    Pharo Management (HK) Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI TURKEY FD   464286715     3698    70650 SH       OTHER   01 02 03 04     70650        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    11569   616350 SH       OTHER   01 02 03 04    616350        0        0